9. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Tables)	12 Months Ended
Jan. 31, 2024
Tables/Schedules
Schedule of transactions with related parties

The Company entered into the following transactions with related parties:

	2024			2023			2022
	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end	Amounts paid or payable	Option based payment	Payable at year end
To a director for:
investor relations	$ 132,000	$ 42,090	$ 319,702	$ 132,000	$ 333,918	$ 23,231	$ 132,000	$ 1,094,123	$ 12,919
consulting (a)	900	-	-	1,125	-	-	5,400	158,060	-

To an officer of the company (b)	40,413	-	23,402	41,787	-	7,625	39,225	355,836	1,549

	$ 173,313	$ 42,090	$ 343,104	$ 174,912	$ 333,918	$ 30,856	$ 176,625	$ 1,608,019	$ 14,468